Inventories (Details) - CNY (¥)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventories
Food, beverage and packaged products	¥ 36,941,115		¥ 52,713,996	¥ 31,858,814
Merchandise for e-commerce sales	24,455,115		14,164,790	6,927,512
Others	9,874,657		4,588,731	3,693,077
Inventory, Net, Total	71,270,887		71,467,517	42,479,403
Provision for Inventories write-down	¥ 296,141	¥ 10,324	¥ 387,999	¥ 0	¥ 0